Inventories (Details) - Schedule of Inventory is Recognized as Cost of Sales - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory Adjustments Provision Under Cost of Sales [Abstract]
Balance at the beginning of the period	$ (57,062)	$ (59,525)	$ (59,525)
Additions	(15,593)	(33,769)	(54,945)	$ (57,803)	$ (43,066)
Write-off	29,089	36,626	61,045	44,639	32,789
Exchange rate variation	2,320	(3,138)	(3,637)	(1,806)	$ 823
Balance at the end of the period	$ (41,246)	$ (59,806)	$ (57,062)	$ (59,525)